Segment Information (Tables)	12 Months Ended
Sep. 30, 2025
Segment Information [Abstract]
Schedule of Evaluate Performance Based on the Operating Segment’s Revenue	The Group’s CODMs evaluate performance based on the operating segment’s revenue and their operating results. The revenue and operating results by segments were as follows:
	For the Year ended September 30, 2025
	EXTEND	Other subsidiaries	Consolidated
Revenues from external Customers	$611,568	$4,486,622	$5,098,190
Segment income before tax	$(182,253)	$(7,185,852)	$(7,368,105)

	For the Year ended September 30, 2024
	EXTEND	Other subsidiaries	Consolidated
Revenues from external Customers	$4,101,865	$6,187,816	$10,289,681
Segment income before tax	$(1,045,848)	$1,196,192	$150,344

	For the Year ended September 30, 2023
	EXTEND	Other subsidiaries	Consolidated
Revenues from external Customers	$8,749,200	$3,984,139	$12,733,339
Segment income before tax	$(435,557)	$(281,121)	$(716,678)

Schedule of Total Assets from Continuing Operations by Segments

The total assets from continuing operations by segments as of September 30, 2025, 2024 and 2023 were as follows:

	As of September 30,
	2025	2024	2023
Segment assets
EXTEND	$386,047	$1,381,124	$3,638,188
Other subsidiaries	20,965,583	11,310,403	6,995,325
Total segment assets	$21,351,630	$12,691,527	$10,633,513

The property and equipment, net from continuing operations by segments as of September 30, 2025, 2024 and 2023 were as follows:

	As of September 30,
	2025	2024	2023
Property and equipment, net
EXTEND	$—	$577	$11,708
Other subsidiaries	222,266	85,230	146,934
Total property and equipment, net	$222,266	$85,807	$158,642

The right-of-use assets, net from continuing operations by segments as of September 30, 2025, 2024 and 2023 were as follows:

	As of September 30,
	2025	2024	2023
Right-of-use assets, net
EXTEND	$27,335	$91,458	$116,015
Other subsidiaries	378,649	562,272	508,930
Total right-of-use assets, net	$405,984	$653,730	$624,945